UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

December 31, 2012

1.811314.108

MAG-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	456,800	$ 15,472
Diversified Consumer Services - 0.1%
Kroton Educacional SA (a)	653,400	14,936
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc. (e)	4,042,300	125,271
Dunkin' Brands Group, Inc.	1,141,298	37,868
Las Vegas Sands Corp.	781,900	36,093
		199,232
Household Durables - 1.3%
D.R. Horton, Inc.	2,313,411	45,759
Lennar Corp. Class A (d)	1,133,085	43,816
Ryland Group, Inc.	437,060	15,953
Toll Brothers, Inc. (a)	1,220,854	39,470
Whirlpool Corp.	439,400	44,709
		189,707
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	555,504	139,509
priceline.com, Inc. (a)	202,800	125,979
		265,488
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	511,100	43,009
Multiline Retail - 0.4%
Macy's, Inc.	1,364,400	53,239
Specialty Retail - 5.0%
Home Depot, Inc.	3,900,300	241,234
Limited Brands, Inc.	3,063,448	144,166
Ross Stores, Inc.	1,507,400	81,626
Select Comfort Corp. (a)(e)	2,821,974	73,851
TJX Companies, Inc.	4,072,200	172,865
		713,742
Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc. Class B	2,103,200	108,525
PVH Corp.	360,104	39,975
Ralph Lauren Corp.	311,300	46,670
VF Corp.	567,030	85,605
		280,775
TOTAL CONSUMER DISCRETIONARY		1,775,600
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.1%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	459,160	$ 39,986
Beam, Inc.	2,102,400	128,436
Dr. Pepper Snapple Group, Inc.	2,990,273	132,110
Pernod Ricard SA	334,500	38,809
SABMiller PLC	724,900	33,643
		372,984
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	4,102,372	198,350
Whole Foods Market, Inc.	589,913	53,877
		252,227
Food Products - 1.3%
Mead Johnson Nutrition Co. Class A	1,286,300	84,754
Nestle SA	561,381	36,626
Smart Balance, Inc.	2,000,900	25,812
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,048,300	40,112
		187,304
Household Products - 2.7%
Colgate-Palmolive Co.	1,307,616	136,698
Kimberly-Clark Corp.	886,138	74,817
Procter & Gamble Co.	2,323,800	157,763
Reckitt Benckiser Group PLC	266,800	16,936
		386,214
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	919,700	55,053
Herbalife Ltd.	1,216,100	40,058
		95,111
TOTAL CONSUMER STAPLES		1,293,840
ENERGY - 10.4%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	1,541,700	87,044
Ensco PLC Class A	1,238,700	73,430
National Oilwell Varco, Inc.	1,102,800	75,376
		235,850
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	1,190,100	88,436
Cabot Oil & Gas Corp.	1,251,418	62,246
Chevron Corp.	2,751,000	297,493
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	3,715,024	$ 321,535
Marathon Oil Corp.	1,197,200	36,706
Marathon Petroleum Corp.	850,200	53,563
Murphy Oil Corp.	402,800	23,987
Peabody Energy Corp.	1,160,300	30,876
Phillips 66	1,095,200	58,155
Royal Dutch Shell PLC Class A sponsored ADR	850,200	58,621
Suncor Energy, Inc.	2,163,900	71,158
The Williams Companies, Inc.	2,874,300	94,105
Valero Energy Corp.	1,035,600	35,335
		1,232,216
TOTAL ENERGY		1,468,066
FINANCIALS - 17.0%
Capital Markets - 3.1%
BlackRock, Inc. Class A	295,600	61,103
Charles Schwab Corp.	2,947,868	42,331
Goldman Sachs Group, Inc.	811,600	103,528
KKR & Co. LP	2,658,869	40,495
Morgan Stanley	3,877,668	74,141
TD Ameritrade Holding Corp.	907,876	15,261
The Blackstone Group LP	4,728,300	73,714
UBS AG (NY Shares)	1,397,100	21,990
		432,563
Commercial Banks - 3.6%
U.S. Bancorp	5,566,059	177,780
Wells Fargo & Co.	9,612,755	328,564
		506,344
Consumer Finance - 1.2%
Capital One Financial Corp.	1,700,600	98,516
SLM Corp.	4,026,900	68,981
		167,497
Diversified Financial Services - 3.6%
Bank of America Corp.	10,705,800	124,187
Citigroup, Inc.	5,615,316	222,142
JPMorgan Chase & Co.	3,757,698	165,226
		511,555
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 3.0%
American International Group, Inc. (a)	424,400	$ 14,981
Berkshire Hathaway, Inc. Class B (a)	3,363,766	301,730
MetLife, Inc.	3,144,621	103,584
		420,295
Real Estate Investment Trusts - 1.7%
American Tower Corp.	1,839,661	142,151
AvalonBay Communities, Inc.	399,500	54,168
CBL & Associates Properties, Inc.	2,420,263	51,334
		247,653
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	2,642,100	52,578
Rialto Real Estate Fund LP (a)(e)(f)(i)	500,000	42,012
RREF CMBS AIV, LP (a)(e)(g)(i)	500,000	18,864
RREF Midtown Colony REIT, Inc. (a)(e)(h)(i)	500,000	1,435
		114,889
TOTAL FINANCIALS		2,400,796
HEALTH CARE - 10.2%
Biotechnology - 5.2%
Achillion Pharmaceuticals, Inc. (a)	410,325	3,291
Acorda Therapeutics, Inc. (a)	641,600	15,950
Affymax, Inc. (a)	40,284	765
Alexion Pharmaceuticals, Inc. (a)	596,160	55,926
Alkermes PLC (a)	711,100	13,170
Alnylam Pharmaceuticals, Inc. (a)	309,271	5,644
Amgen, Inc.	2,467,366	212,983
Amicus Therapeutics, Inc. (a)(d)(e)	2,773,904	7,434
ARIAD Pharmaceuticals, Inc. (a)	750,271	14,390
Biogen Idec, Inc. (a)	501,404	73,541
BioMarin Pharmaceutical, Inc. (a)	444,939	21,913
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Elan Corp. PLC sponsored ADR (a)	3,523,100	35,971
Exelixis, Inc. (a)(d)	1,634,784	7,471
Gilead Sciences, Inc. (a)	2,527,600	185,652
Halozyme Therapeutics, Inc. (a)	149,100	1,000
Infinity Pharmaceuticals, Inc. (a)	498,290	17,440
Lexicon Pharmaceuticals, Inc. (a)	2,689,700	5,971
Medivation, Inc. (a)	289,200	14,795
Neurocrine Biosciences, Inc. (a)	1,585,393	11,859
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Prothena Corp. PLC (a)	85,929	$ 630
Synageva BioPharma Corp. (a)	270,920	12,541
Theravance, Inc. (a)	599,200	13,344
Threshold Pharmaceuticals, Inc. (a)(d)	2,613,700	11,004
		742,685
Health Care Equipment & Supplies - 0.6%
Alere, Inc. (a)	3,185,700	58,935
HeartWare International, Inc. (a)(d)	141,400	11,871
Volcano Corp. (a)	311,900	7,364
		78,170
Health Care Providers & Services - 0.3%
Qualicorp SA (a)	3,689,400	38,677
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	488,300	35,866
Cerner Corp. (a)	1,066,400	82,795
		118,661
Pharmaceuticals - 3.3%
Allergan, Inc.	19,300	1,770
Eli Lilly & Co.	2,661,679	131,274
Merck & Co., Inc.	6,623,200	271,154
Valeant Pharmaceuticals International, Inc. (Canada) (a)	696,300	41,539
ViroPharma, Inc. (a)	542,200	12,340
XenoPort, Inc. (a)	254,100	1,974
		460,051
TOTAL HEALTH CARE		1,438,244
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.4%
Textron, Inc.	3,519,410	87,246
United Technologies Corp.	1,346,000	110,385
		197,631
Electrical Equipment - 0.7%
AMETEK, Inc.	849,478	31,915
Hubbell, Inc. Class B	337,500	28,563
Regal-Beloit Corp.	357,619	25,201
SolarCity Corp.	1,104,100	13,172
		98,851
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.2%
Danaher Corp.	1,238,500	$ 69,232
General Electric Co.	18,443,078	387,120
		456,352
Machinery - 1.5%
Cummins, Inc.	804,970	87,218
Illinois Tool Works, Inc.	1,139,600	69,299
Ingersoll-Rand PLC	1,063,711	51,016
		207,533
Professional Services - 1.3%
Advisory Board Co. (a)	454,600	21,271
Bureau Veritas SA	411,800	46,175
Intertek Group PLC	159,700	8,112
Manpower, Inc.	1,358,520	57,656
Randstad Holding NV	838,200	31,112
SGS SA (Reg.)	6,830	15,170
		179,496
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	481,800	28,768
Quality Distribution, Inc. (a)	947,300	5,684
		34,452
TOTAL INDUSTRIALS		1,174,315
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 2.2%
Juniper Networks, Inc. (a)	2,405,600	47,318
Motorola Solutions, Inc.	3,451,627	192,187
Palo Alto Networks, Inc. (d)	518,600	27,755
QUALCOMM, Inc.	704,200	43,674
		310,934
Computers & Peripherals - 4.3%
Apple, Inc.	1,061,059	565,575
Dell, Inc.	3,147,100	31,880
Lenovo Group Ltd.	15,518,000	14,309
		611,764
Internet Software & Services - 5.2%
Cornerstone OnDemand, Inc. (a)	1,364,200	40,285
eBay, Inc. (a)	3,240,600	165,335
Facebook, Inc. Class A	2,177,900	57,997
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	600,000	$ 425,622
LinkedIn Corp. (a)	251,900	28,923
Mail.ru Group Ltd. GDR (Reg. S)	431,100	15,058
		733,220
IT Services - 3.1%
Accenture PLC Class A	1,061,173	70,568
Cognizant Technology Solutions Corp. Class A (a)	1,541,875	114,176
EPAM Systems, Inc.	243,200	4,402
IBM Corp.	274,000	52,485
Maximus, Inc.	374,300	23,663
Visa, Inc. Class A	1,121,600	170,012
		435,306
Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV	1,152,403	74,226
MediaTek, Inc.	2,447,000	27,236
NXP Semiconductors NV (a)	846,700	22,327
Samsung Electronics Co. Ltd.	51,035	73,805
Skyworks Solutions, Inc. (a)	1,790,700	36,351
		233,945
Software - 4.6%
Aspen Technology, Inc. (a)	554,300	15,321
Citrix Systems, Inc. (a)	593,500	39,023
Eloqua, Inc.	301,788	7,119
Guidewire Software, Inc.	980,378	29,137
MICROS Systems, Inc. (a)	1,622,900	68,876
Microsoft Corp.	753,800	20,149
Nuance Communications, Inc. (a)	1,544,300	34,469
Oracle Corp.	4,462,400	148,687
Red Hat, Inc. (a)	408,357	21,627
salesforce.com, Inc. (a)	987,179	165,945
Sourcefire, Inc. (a)	1,070,900	50,568
VMware, Inc. Class A (a)	392,115	36,914
Workday, Inc.	188,400	10,268
		648,103
TOTAL INFORMATION TECHNOLOGY		2,973,272
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.7%
Chemicals - 4.2%
Albemarle Corp.	932,000	$ 57,896
Eastman Chemical Co.	389,900	26,533
LyondellBasell Industries NV Class A	1,701,619	97,145
Monsanto Co.	2,135,494	202,125
Praxair, Inc.	1,638,632	179,348
W.R. Grace & Co. (a)	441,405	29,676
		592,723
Construction Materials - 0.5%
Vulcan Materials Co.	1,494,600	77,794
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	237,179	7,440
Barrick Gold Corp.	336,700	11,786
Commercial Metals Co.	1,050,600	15,612
Goldcorp, Inc.	257,001	9,449
Ivanplats Ltd. Class A (i)	2,434,971	11,016
Newcrest Mining Ltd.	280,846	6,570
Newmont Mining Corp.	783,600	36,390
Randgold Resources Ltd. sponsored ADR	94,600	9,389
Royal Gold, Inc.	129,600	10,538
Turquoise Hill Resources Ltd. (a)	3,311,613	25,302
		143,492
TOTAL MATERIALS		814,009
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.0%
inContact, Inc. (a)	430,600	2,231
Wireless Telecommunication Services - 1.6%
SBA Communications Corp. Class A (a)	2,501,163	177,633
Vodafone Group PLC sponsored ADR	1,657,200	41,745
		219,378
TOTAL TELECOMMUNICATION SERVICES		221,609
UTILITIES - 2.3%
Electric Utilities - 1.2%
Edison International	1,326,278	59,935
NextEra Energy, Inc.	1,490,200	103,107
		163,042
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.1%
Sempra Energy	2,231,400	$ 158,296
TOTAL UTILITIES		321,338
TOTAL COMMON STOCKS (Cost $12,375,136)		13,881,089
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
bluebird bio (i)	3,434,424	1,711
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (a)(i)	2,353,000	8,000
TOTAL HEALTH CARE		9,711
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.1%
HubSpot, Inc. (i)	2,670,845	15,000
Software - 0.1%
DocuSign, Inc. Series D (i)	2,371,047	11,000
TOTAL INFORMATION TECHNOLOGY		26,000
TOTAL CONVERTIBLE PREFERRED STOCKS		35,711
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	189,200	43,412
TOTAL PREFERRED STOCKS (Cost $72,741)		79,123
Money Market Funds - 1.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.18% (b)	206,828,751	$ 206,829
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	29,519,500	29,520
TOTAL MONEY MARKET FUNDS (Cost $236,349)		236,349
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $12,684,226)		14,196,561
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(49,352)
NET ASSETS - 100%		$ 14,147,209
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
(g) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, L.L.P.
(h) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, L.L.P.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $109,038,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
bluebird bio	7/23/12	$ 1,711
DocuSign, Inc. Series D	6/29/12	$ 11,000
HubSpot, Inc.	10/25/12	$ 15,000
Ivanplats Ltd. Class A	10/23/12	$ 11,566
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 8,000
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$ 31,523
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$ 17,020
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,457
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 396
Fidelity Securities Lending Cash Central Fund	1,170
Total	$ 1,566
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amicus Therapeutics, Inc.	$ 23,041	$ 2,349	$ 11,841	$ -	$ 7,434
Brinker International, Inc.	40,967	104,468	24,355	2,284	125,271
MYR Group, Inc.	18,523	-	6,814	-	-
Rialto Real Estate Fund LP	38,476	9,563	10,743	-	42,012
RREF CMBS AIV, LP	11,454	7,487	-	-	18,864
RREF Midtown Colony REIT, Inc.	-	1,457	-	-	1,435
Schiff Nutrition International, Inc.	18,310	12,019	73,264	-	-
Select Comfort Corp.	-	109,341	31,366	-	73,851
Total	$ 150,771	$ 246,684	$ 158,383	$ 2,284	$ 268,867
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,819,012	$ 1,760,664	$ 58,348	$ -
Consumer Staples	1,293,840	1,087,728	206,112	-
Energy	1,468,066	1,468,066	-	-
Financials	2,400,796	2,338,485	-	62,311
Health Care	1,447,955	1,399,567	38,677	9,711
Industrials	1,174,315	1,073,746	100,569	-
Information Technology	2,999,272	2,870,100	103,172	26,000
Materials	814,009	796,423	17,586	-
Telecommunication Services	221,609	221,609	-	-
Utilities	321,338	321,338	-	-
Money Market Funds	236,349	236,349	-	-
Total Investments in Securities:	$ 14,196,561	$ 13,574,075	$ 524,464	$ 98,022

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 217,399
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $12,711,382,000. Net unrealized appreciation aggregated $1,485,179,000, of which $1,809,289,000 related to appreciated investment securities and $324,110,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013